SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2022
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
SELECTED STATEMENTS OF PROFIT OR LOSS DATA

NOTE 21: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA

a.	Cost of revenue:

	Year ended December 31,
	2022	2021	2020
Labor	$4,163	$2,307	$2,101
Promotion	—	35	314
Credit card fees	1,209	1,182	677
Servers	874	651	657
Services and tools	284	169	114
Travel	52	10	45
Depreciation and amortization	920	107	164
Share- based compensation	290	98	95
Other	67	37	106
	$7,859	$4,596	$4,273

b.	Research and development:

Labor	$8,809	$6,828	$5,746
Servers	295	257	264
Software	222	199	282
Travel	114	25	41
Depreciation and amortization	387	296	252
Share-based compensation	349	184	208
Other	41	33	117
	$10,217	$7,822	$6,910

c.	Selling and marketing:

Labor	$5,170	$4,953	$4,032
Marketing and Promotion (*)	2,621	1,952	—
Digital Advertising	2,276	535	509
Travel	243	78	44
Software tools	185	165	106
Communication and PR	12	21	15
Depreciation and amortization	980	536	755
Share-based compensation	524	348	262
Other	738	186	84
	$12,749	$8,774	$5,807
(*)	expense related to share issuance for the DACC (see Note 17d.4).

NOTE 21: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA (continued)

d.	General and administrative:

	Year ended December 31,
	2022	2021	2020
Labor	$4,716	$3,821	$2,270
Rent and related	682	373	485
Consulting	2,312	516	536
Office expenses	492	145	285
Software tools	494	233	191
Travel	147	30	18
Depreciation & Amortization	126	159	100
Share-based compensation	743	305	257
Human resources	459	269	70
Bad debt	227	55	174
Changes in the fair value of contingent consideration	(935)	—	—
Other	182	367	176
	$9,645	$6,273	$4,562